Goodwill (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Goodwill [Line Items]
Number of reportable units	2	2
Impairment loss	$ 129,270		$ 2,382,538
IT Services Reporting Unit [Member]
Goodwill [Line Items]
Impairment loss	129,270
Academic Education Services Reporting Unit [Member]
Goodwill [Line Items]
Impairment loss